UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Report to Shareholders

Blue Chip Growth Portfolio	June 30, 2013

Highlights

  Large-cap growth stocks generated strong performance in the first quarter, but the emergence of various headwinds and a sell-off in June moderated gains.

  The portfolio returned a solid 12.04% in the first half, outperforming its Lipper peer group but trailing the benchmark S&P 500 Index.

  Our performance benefited from gains in information technology and consumer discretionary holdings.

  We believe that many high-quality, large-cap growth companies could perform well even if the economy experiences only a modest recovery.

The views and opinions in this report were current as of June 30, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Blue Chip Growth Portfolio

Dear Investor

Despite a challenging and even confusing investing environment, stocks produced solid gains in the first half of 2013. Noteworthy strength in housing and auto sales is now being accompanied by improved job creation in the U.S. However, levels of unemployment are still problematic, and the strength of the recovery continues to lag typical economic rebounds. China and some emerging markets economies are generating moderate or inconsistent growth. Interest rates have begun to rise, but the sharp correction in the price of gold tends to support the view that inflation is not currently a major problem.

Investors have obsessed over the idea that the Federal Reserve may begin tapering its purchases of Treasury securities, a key element of its quantitative easing (QE) program. However, our view is that Federal Reserve policy cannot continue to be so accommodative indefinitely. Some tapering of QE and a moderate rise in interest rates is not necessarily negative for stock performance, especially if accompanied by a continued improvement in the economy. However, the lack of a bipartisan solution for large U.S. fiscal deficits continues to represent a major potential stumbling block for the economy. Some notable progress has been made in deficit reduction. Unfortunately, a large portion of the improvement resulted from substantial stock sales and special dividends undertaken in late 2012 to avoid tax increases beginning in early 2013.

Considering other notable concerns, it has become apparent that the implementation of the Affordable Care Act, or “Obamacare,” may have more economic impact than estimated. Significant strife in Syria and a forced change in leadership in Egypt punctuate the idea that geopolitical risks merit careful monitoring. However, gauging the ultimate impact of factors such as these is difficult, and perhaps not essential to the process of formulating an appropriate investment strategy.

While we continue to believe that there is an unusual amount of uncertainty in the current environment, there are numerous reasons to be optimistic. For example, there are unmistakable signs of improvement not only in housing and autos but also in other sectors of the U.S. economy. If rising tax receipts from this growth and higher levels of employment are accompanied by even a modest improvement in spending discipline, the budget deficit picture could continue to improve. The combination of reasonable valuations, higher but still favorable interest rates, and improving corporate profits could more than offset the various risks we have enumerated.

The Blue Chip Growth Portfolio returned 12.04% in the first half of 2013, outperforming the Lipper Variable Annuity Underlying Large-Cap Growth Funds Average and the Russell 1000 Growth Index. However, we underperformed the S&P 500 Index, due in large part to the strong performance of value stocks, which generated solid results in the period. As shown in the Growth of $10,000 chart on page 8, the portfolio’s 10-year return outpaced the S&P 500 by a small margin and its Lipper peer group by a slightly wider margin. (Results for the II Class was slightly lower, reflecting its different fee structure.)

Your portfolio continued to compare favorably with its peer group. Lipper ranked the Blue Chip Growth Portfolio in the top 5% of its large-cap growth funds universe for the three-year period ended June 30, 2013. (Based on cumulative total return, Lipper ranked the Blue Chip Growth Portfolio 60 of 260, 10 of 245, 34 of 221, and 50 of 176 funds in the large-cap growth funds universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2013, respectively. Past performance cannot guarantee future results.)

Market Environment

The U.S. economy has shown improvement, with housing, auto, and retail sales evidencing a recovery that appears to be gaining steam. Job creation has also begun to show improvement, with 195,000 nonfarm payroll jobs being created in the most recent monthly employment report. Unfortunately, growth in many emerging economies has been inconsistent or moderating from solid levels. For example, China and particularly Brazil have experienced slowing growth, which is having a noteworthy effect on the global economy given their size. Many European economies are also depressed, although we have seen some improvement in the process of implementing reforms in the last few months.

Large structural deficits could have a profound effect on U.S. and global economic prosperity. Fortunately, the vexing budget conditions in several states and at the federal level have shown some improvement. However, economic projections support the idea that government expenditures will need to moderate to create a more manageable budget deficit. If interest rates continue to increase, servicing the large amount of government debt will be more onerous. Consequently, we are hoping there is continued progress on bipartisan solutions to reduce deficits, and we will be monitoring discussions and government actions in this area carefully.

As noted above, we view the process of the Federal Reserve tapering QE as not only inevitable but a favorable indicator that the economic recovery is on a more solid footing. While the supporters and detractors of Obamacare differ on its merits, it appears that its implementation will certainly create challenges. President Obama just extended waivers for certain employers to comply with parts of the mandate, and it will take time to know whether its objectives can be achieved without costs and disruption that could hamper economic growth. We have also noted that the geopolitical risks and challenges to economic prosperity are probably as great as we have seen in the last few decades. Egypt, Syria, Turkey, and some countries in the Western Hemisphere, such as Brazil, are experiencing internal strife.

While recognizing the many challenges facing investors, we also want to be clear that there are several powerful positives and significant potential rewards in many stocks. Solid revenue growth, improved efficiency and margins, and ultimately robust corporate earnings are being generated despite high levels of unemployment and capital expenditures that remain subdued. As overall demand improves, corporate earnings could be quite vibrant. Many companies have free cash flow yields approaching 10%, which is favorable compared with the yield on 10-year Treasury notes. While some stocks have performed well, many stocks remain reasonably valued and reflect the opportunity we believe still exists in this market.

Portfolio Review

Information technology, consumer discretionary, industrials and business services, and financial stocks generated good gains as investors slowly became more confident that the global economy was improving. Additionally, health care stocks were major contributors to first-half performance.

In the technology area, Google was our largest contributor over the past six months. We remain impressed with the company’s efforts in mobile, video and display, and its Chrome search engine and software products. Its efforts to monetize YouTube have been particularly successful recently. The company’s new Moto X handset could also be well received given its advantages in battery life and durability. While the company’s growth is moderating, we think its stock valuation remains attractive. Priceline.com was our second-largest contributor. The company holds a dominant position in domestic and overseas travel markets. Its Agoda booking engine in Asia and Booking.com in Europe are driving strong growth. Admittedly, its torrid growth is slowing; however, earnings and free cash flow continued to experience good gains. MasterCard and Visa were top contributors to performance. While revenue growth has slowed modestly, both companies generated consistent growth in earnings and free cash flow driven by their strong global franchises. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Health care was a major positive contributor to performance, with three of our top five contributors coming from that area. Biogen Idec’s stock performed well as the initial sales results from Tecfidera, its new oral drug to treat multiple sclerosis, appear to be quite strong. Avonex and Tysabri are other MS compounds sold by Biogen, and the company is the dominant provider of treatments for this chronic disease. Gilead Sciences is also a longtime holding that has generated strong earnings and stock performance. Its stock was driven by increasingly favorable clinical data for several biologics it is developing, which appear to eradicate hepatitis C. The disease affects 70 million people globally and often leads to cirrhosis of the liver and ultimately liver failure. Gilead is also a leader in treatments for HIV infection, and it has developed a variety of products to treat various types of cancer. Celgene, a portfolio holding for many years, recently was buoyed by favorable news on its latest European trials for Revlimid, a leading treatment for multiple myeloma. Drug distributor McKesson has expanded into medical surgical distribution, and its stock generated solid performance. Thermo Fisher Scientific has been a major winner, and its recent acquisition of Life Technologies should be accretive to earnings. Thermo generates a substantial portion of its revenues from consumable scientific products that generate recurring revenues.

In consumer discretionary, we benefited from a variety of companies in this large and varied sector. Our large position in Amazon.com was again a top contributor. The company’s third-party sales and Amazon Web Services, which provides cloud processing services for other companies, generate profit margins that are well above the company average. Both businesses are growing rapidly and have propelled a meaningful recovery in operating margin and solid stock performance. Our patience with Starbucks was also rewarded as the company now appears poised to benefit from declining coffee prices. The company has improved its food offerings through the acquisition of La Boulange and announced important product introductions in the traditional coffee line, teas, and fruit juices. Green Mountain Coffee Roasters was also an important contributor. Its K-Cup single-serving coffee cartridges used in its Keurig brewers are selling briskly. Green Mountain is a leading K-Cup supplier to other merchants, including Starbucks, and it recently introduced Bolt, a new product that brews 64 ounces of coffee in two minutes.

Other major winners in the consumer discretionary area included Home Depot. This dominant company has clearly benefited from the strong U.S. housing recovery. However, management’s execution has been exemplary, resulting in sharp improvements in service levels, margins, and return on invested capital. Discovery Communications produced solid gains as its original programming on the Discovery Channel, The Learning Channel, Animal Planet, and Investigation Discovery continued to drive profitability. O’Reilly Automotive, a longtime holding and a high-quality auto parts distributor, generated substantial first-half gains. Walt Disney was another solid performer. It’s a leader in sports programming with ESPN, and this iconic company should also benefit over the next few years from a major theme park in Shanghai and its next sequel of “Star Wars.”

Industrials and business services produced a variety of winners. Leading railroad operators Union Pacific and Kansas City Southern performed well as investors continue to focus on the companies’ strong positions in autos, crude oil, grain, and intermodal. Kansas City Southern also has enviable positioning in serving the rapidly growing Mexican market. Our major holding in Danaher generated solid gains as it reported improved internal growth early in 2013. Precision Castparts, a global leader in the forging and casting of precision parts used in the aerospace and energy industries, again produced strong results. It is an extraordinarily well-managed company with superior profitability and is benefiting from its Timet acquisition, which provides a strong position in titanium fabrication. Boeing also appears to have recovered from concerns surrounding the lithium ion battery problems on the new 787 Dreamliner. As the company ramped up 787 production, its profitably and the stock soared. Well-managed Honeywell again chipped in with solid gains.

Several financial holdings performed well. American Express was a top contributor. We continue to be impressed by the company’s new innovative products and its stringent expense control. Investment management leader Invesco also began to focus much more intently on expense management, and investors have rewarded the stock. State Street benefited not only from expense control but also from improving global markets as well as an increase in interest rates, which could drive strong gains in net interest revenue over time. IntercontinentalExchange performed well as investors began to appreciate that their pending acquisition of NYSE Euronext could be quite accretive to earnings over time.

Our largest first-half detractor was Apple. Fortunately, we booked a large profit by selling a significant portion of our position at prices somewhat above the current price. We acknowledge that our fundamental assessment of the company’s growth prospects has changed, at least in the short and intermediate term. We were attracted to the ecosystem that Apple was creating and the fact that customers tended to purchase and link multiple devices to take advantage of this ecosystem. However, we also recognize that Apple generates the vast majority of its profits from device sales. Consequently, Apple must excel at product innovation or risk losing its leadership position. When Steve Jobs died, we noted that we must carefully monitor the company’s innovation, and rivals, including Samsung, have improved the pace and quality of their innovation. Apple appears to have been slow to introduce a smartphone with a larger screen, a phablet, and has properly pursued a lower-cost iPhone and an iPad Mini, but both generate lower margins. All of these developments result in shorter life cycles, perhaps less product differentiation, and margin pressures for Apple.

Salesforce.com also produced disappointing stock performance after being a strong performer in the prior year. The company has leadership in key areas that employ cloud computing, including sales, service, and marketing. Competition is heating up in the cloud area because it has such great growth potential, and Salesforce.com stock is expensive. The company’s recent acquisition of Exact Target was also not initially well received by investors. However, we think that the company has a reasonable chance of integrating this business effectively, and its stock has begun to recover.

Our longtime holding in American Tower was a significant detractor. The company has successfully made the conversion to a real estate investment trust and is now classified as a financial company. This leading operator of towers used for wireless communication has a growing global presence with nearly 30,000 tower sites. However, its expanding international presence creates exposure to certain foreign currencies that have been under pressure recently. In addition, the generally predictable nature of the company’s earnings and cash flow means that investors sometimes treat it as a fixed income or bond surrogate. Consequently, the recent sharp increase in interest rates has caused investors to punish American Tower’s stock. We have a high regard for this business and its management team. We feel that these issues are transitory and that the stock could perform well over time.

Strategy

Additions to existing holdings such as Gilead Sciences, Boeing, Morgan Stanley, Citigroup, State Street, Green Mountain Coffee Roasters, and United Technologies were significant enough to be included in the 10 largest purchases for the past six months. New positions included Phillips 66, a leading refiner and operator of gathering and distribution networks for oil and gas. It is extraordinarily difficult to build new refineries, which helps pricing, and Phillips 66 has benefited from large price spreads created by increasing U.S. oil production. However, the gathering and distribution business is even more attractive and represents a key reason for our purchase of this stock. We also established a position in consumer products giant Procter & Gamble. The stock has lagged the market as investors became disappointed with product innovation and the pace of restructuring. We feel that execution had begun to improve at the company, even before highly regarded former CEO A. J. Lafley was reinstated. While the company has struggled to produce strong growth for some time, we believe that it will slowly reestablish the ability to grow earnings more consistently. Lululemon Athletica is a rapidly growing athletic apparel provider. The stock has been a stellar performer until recently, when a manufacturing issue resulted in some garments having an unacceptable level of sheerness. This issue seems to be resolved and the company’s sales appear to be regaining momentum, but the problem led to the resignation of the CEO. Our analyst feels this will be a solid growth story for many years, and there is a particularly strong opportunity for international growth. Consequently, we used the controversy to build a moderately sized position in the stock.

Except for the elimination of Yum! Brands, all of our largest sales during the past six months were reductions in position sizes. Yum! experienced sharply slowing sales in China due to food quality concerns, and it was also close to our price target. Apple was our largest position in 2012, and it was our largest sale in the first half of this year. We concluded earlier in the year that Apple may not be able to grow earnings in 2013 for reasons noted above. Of course, the company is launching several new products that could revitalize growth, and we can certainly rebuild our position if we deem that appropriate. However, even when the company was executing flawlessly and experiencing strong growth, investors assigned a relatively low valuation to the company. We certainly considered this in making large sales of Apple, and we will continue to incorporate that into our thinking as we weigh the attractiveness of the stock relative to investment alternatives. Most of our other large sales in the period, including FedEx, EMC, Carnival, and Schlumberger, are longtime holdings where we reduced our position in response to slowing revenues or earnings growth and an assessment that other securities offered better upside potential.

Outlook

Unfortunately, the significant level of uncertainty that continues to challenge investors may persist. Concerns surrounding spending and deficit reduction remain. The European sovereign debt crisis and severe weakness in many European economies have not been fully resolved. Although recent employment reports have been more encouraging, lackluster economic growth and a relatively high level of unemployment in the U.S. and most developed countries also represent a key concern. Regrettably, growth has slowed in several emerging economies, and the recent slowing in China and particularly Brazil are noteworthy given their size and importance in the global growth equation. Investors have also become concerned about the inevitable tapering of the accommodative monetary policy being pursued by the Federal Reserve and other global monetary authorities.

We would also be quick to acknowledge that policymaking to address all of these situations is complex, risky, and unlikely to yield results that are unequivocally favorable. Said another way, all of the solutions have costs and also perhaps unintended consequences. One unintended and undesirable side effect of accommodative monetary policy could be a sharp or persistent rise in inflation. However, we must acknowledge that the correction in gold prices would support the view that inflation is not a major problem at this juncture. There are other complicating factors that may weigh on markets for some time. Unrest in the Middle East could affect general global stability, and we have also taken note of the major protests that have occurred in Brazil. A potential downgrade of U.S. debt, instability in the dollar or other major currencies, and a sharp increase in interest rates constitute threats that must be carefully monitored. For these reasons (and several others), we regard the current environment as having more complexity and risk than is typical.

On balance, we remain positive on the prospects for stocks over the long term. While the challenges we have enumerated will certainly require time to resolve and test the patience of policymakers and investors, corporate earnings at selected companies could continue to impress, interest rates and inflation should remain at acceptable levels, and the valuations of many high-quality companies are quite reasonable.

Despite the uncertainty surrounding how effective fiscal and monetary actions will be in healing the economy, there are several things working in our favor:

1.	Stocks historically have performed quite well following a lackluster period of performance. Essentially, we have experienced two major bear markets since 2000.

2.	Recent market strength does temper the amount of potential appreciation, but stock valuations are compelling in relation to the very low level of interest rates. The spread between the earnings yield on stocks and the 10-year Treasury rate is very attractive in any historical context. The free cash flow yield of many companies exceeds 10% and implies attractive valuation, especially in the context of 10-year Treasury note yields near 2.5%.

3.	We believe that the high-quality, consistent-growth companies we seek to purchase could perform well even if the economy only experiences a modest recovery. Stringent expense management could also support rapid earnings growth if revenues begin to accelerate.

4.	Many large-cap growth companies have solid balance sheets with record amounts of cash and strong capitalization. This should allow them to opportunis- tically invest in new products or businesses or make acquisitions as change creates dislocation.

5.	Many of our holdings generate significant free cash flow. Shareholder-oriented management can use this cash to pay dividends, repurchase shares, or make value-added acquisitions.

We continue to strive to enhance returns in a difficult environment by investing in quality companies with durable, sustainable earnings and cash flow growth. We appreciate your continued confidence in this endeavor.

Respectfully submitted,

Larry J. Puglia
President and chairman of the Investment
Advisory Committee

July 17, 2013

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

Risks of Stock Investing

The fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Growth stocks can be volatile because these companies usually invest a high portion of earnings in their businesses, and earnings disappointments often lead to sharply falling prices. The value approach carries the risk that a security’s intrinsic value may not be recognized for a long time or that the stock may actually be appropriately priced.

Glossary

Dividend yield: The annual dividend of a stock divided by the stock’s price.

Free cash flow: The excess cash a company is generating from its operations that can be taken out of the business for the benefit of shareholders, such as dividends, share repurchases, investments, and acquisitions.

Lipper averages: The average return of all portfolios in a particular category as defined by Lipper Inc.

Price/book ratio: A valuation measure that compares a stock’s market price with its book value, i.e., the company’s net worth divided by the number of outstanding shares.

Price/earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its current or projected earnings per share. This ratio gives investors an idea of how much they are paying for current or future earnings power.

Russell 1000 Growth Index: Market capitalization-weighted index of those firms in the Russell 1000 with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Portfolio Highlights

Performance and Expenses
T. Rowe Price Blue Chip Growth Portfolio

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception (for portfolios lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and II Class. II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Blue Chip Growth Portfolio
(Unaudited)

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Blue Chip Growth Portfolio
(Unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Blue Chip Growth Portfolio
June 30, 2013 (Unaudited)

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2013. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/13	Value 12/31/12
T. Rowe Price Reserve Investment Fund, 0.05%	¤	¤	$ 1^	$ 3,047	$ 6,104
Totals			$ 1	$ 3,047	$ 6,104

¤Purchase and sale information not shown for cash management funds.
^Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 3,047
Dividend income	1
Interest income	-
Investment income	$ 1
Realized gain (loss) on securities	$ -
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Blue Chip Growth Portfolio
June 30, 2013 (Unaudited)
($000s, except shares and per share amounts)

Assets		
Investments in securities, at value (cost $250,297)	$	359,642
Receivable for investment securities sold		1,736
Receivable for shares sold		485
Dividends receivable		184
Other assets		3
Total assets		362,050
Liabilities		
Payable for investment securities purchased		2,868
Payable for shares redeemed		794
Investment management and administrative fees payable		331
When-issued sales commitments (proceeds $131)		136
Total liabilities		4,129
NET ASSETS	**$**	**357,921**
Net Assets Consist of:		
Accumulated net investment loss	$	(222)
Accumulated undistributed net realized loss		(78,641)
Net unrealized gain		109,340
Paid-in capital applicable to 24,004,535 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		327,444
NET ASSETS	**$**	**357,921**
NET ASSET VALUE PER SHARE		
Blue Chip Growth Class		
($191,341,074 / 12,699,490 shares outstanding)	**$**	**15.07**
Blue Chip Growth - II Class		
($166,579,900 / 11,305,045 shares outstanding)	**$**	**14.74**

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Blue Chip Growth Portfolio
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Blue Chip Growth Portfolio
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Blue Chip Growth Portfolio
June 30, 2013 (Unaudited)

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide long-term capital growth. Income is a secondary objective. The fund has two classes of shares: the Blue Chip Growth Portfolio original share class (Blue Chip Growth Class), offered since December 29, 2000, and the Blue Chip Growth Portfolio–II (Blue Chip Growth–II Class), offered since April 30, 2002. Blue Chip Growth–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting Blue Chip Growth–II pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $4,000 for the six months ended June 30, 2013.

Credits Credits are earned on the fund’s temporarily uninvested cash balances held at the custodian and such credits reduce the amount paid by the manager for custody of the fund’s assets. In order to pass the benefit of custody credits to the fund, the manager has voluntarily reduced its investment management and administrative expense in the accompanying financial statements.

New Accounting Guidance In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, or the lending agent fails to perform. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2013, there were no securities on loan.

When-Issued Securities The fund may enter into when-issued purchases and/or sales commitments, pursuant to which it agrees to purchase or sell, respectively, the underlying security for a fixed unit price, with payment and delivery at a scheduled future date generally beyond the customary settlement period for such securities. When-issued refers to securities that have not yet been issued but will be issued in the future and may include new securities or securities obtained through a corporate action on a current holding. The fund normally purchases when-issued securities with the intention of taking possession but may enter into a separate agreement to sell the securities before the settlement date. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its when-issued commitments. Amounts realized on when-issued transactions are included with realized gain/loss on securities in the accompanying financial statements.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $74,881,000 and $79,524,000, respectively, for the six months ended June 30, 2013.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after January 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carryforwards with expiration dates. Accordingly, it is possible that all or a portion of the fund’s pre-effective capital loss carryforwards could expire unused. As of December 31, 2012, the fund had $86,916,000 of available capital loss carryforwards, which expire as follows: $6,898,000 in fiscal 2016, and $79,019,000 in fiscal 2017; $999,000 have no expiration. Further, $20,525,000 of the fund’s available capital loss carryforwards are subject to certain limitations on amount and/or timing of use related to an ownership change.

At June 30, 2013, the cost of investments for federal income tax purposes was $251,959,000. Net unrealized gain aggregated $107,678,000 at period-end, of which $110,380,000 related to appreciated investments and $2,702,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.85% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 5, 2013, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing T. Rowe Price mutual funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. The Board noted that, under the Advisory Contract, the fund pays the Advisor a single fee based on the fund’s average daily net assets that includes investment management services and provides for the Advisor to pay all expenses of the fund’s operations except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Advisory Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees
The Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed the fund’s single-fee structure in comparison to fees and expenses of other comparable funds based on information and data supplied by Lipper for the Investor Class and II Class. For these purposes, the Board assumed that the fund’s management fee rate was equal to the single fee less the fund’s operating expenses. The information provided to the Board indicated that the fund’s management fee rate was above the median for comparable funds, the total expense ratio for the Investor Class was at or below the median for comparable funds, and the total expense ratio for the II Class was above the median for comparable funds.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the mutual fund business is generally more complex from a business and compliance perspective than the institutional business and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price mutual funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 16, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 16, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date August 16, 2013